LEASES - Future Minimum Lease Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Future minimum lease commitments under non-cancelable operating leases
2025	$ 493
2026	121
Total operating lease payments	614
Less: imputed interest	(51)
Present value of lease Liabilities	$ 563	$ 509